Income tax	6 Months Ended
Mar. 31, 2019
Income tax
Income tax

Note 6. Income tax

The income tax expense is reconciled to the profit before income tax as follows:

				% Mov't		% Mov't
	Half Year	Half Year	Half Year	Mar 19 -		Mar 19 -
$m	March 19	Sept 18	March 18	Sept 18		Mar 18
Profit before income tax	4,555	5,696	6,035	(20)		(25)
Tax at the Australian company tax rate of 30%	1,367	1,708	1,811	(20)		(25)
The effect of amounts which are not deductible/(assessable) in calculating taxable income
Hybrid capital distributions	41	36	33	14		24
Life insurance:
Tax adjustment on policyholder earnings	—	16	8	(100)		(100)
Adjustment for life business tax rates	—	(1)	-	(100)		-
Dividend adjustments	(1)	-	(1)	-		-
Other non-assessable items	(13)	(5)	-	160		-
Other non-deductible items	5	47	17	(89)		(71)
Adjustment for overseas tax rates	(16)	(14)	(14)	14		14
Income tax (over)/under provided in prior periods	(5)	7	2	large		large
Other items	1	3	(21)	(67)		large
Total income tax expense	1,379	1,797	1,835	(23)		(25)
Effective income tax rate	30.27%	31.55%	30.41%	(128)	bps	(14)	bps